Loans (Tables)	12 Months Ended
Jun. 30, 2026
Loans [Abstract]
Schedule of Loan Portfolio

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2026	2025
Residential real estate
One- to four-family	$240,031	$251,338
Multi-family	13,987	15,505
Construction	11,793	9,314
Land	1,866	1,508
Farm	1,756	3,023
Nonresidential real estate	32,843	31,698
Commercial and industrial	493	691
Consumer and other
Loans on deposits	488	813
Home equity	17,792	14,643
Automobile	122	134
Unsecured	514	751
	321,685	329,418
Allowance for credit losses	(2,257)	(2,170)
	$319,428	$327,248

Schedule of Amortized Cost Basis of Collateral-Dependent Loans

The following tables present the amortized cost basis of collateral-dependent loans by portfolio class as of June 30, 2026 and June 30, 2025. The recorded investment in loans excludes accrued interest receivable due to immateriality.

June 30, 2026

(in thousands)	Amortized Cost Basis	Ending allowance on collateral- dependent loans
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$1,332	$
Nonresidential real estate	191		–
	$1,523		–

June 30, 2025

(in thousands)	Amortized Cost Basis	Ending allowance on collateral- dependent loans
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$1,856	$
Nonresidential real estate	927		–
	$2,783		–

Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2026 and 2025. The company reported $86,000 and $136,000 in loans acquired with deteriorated credit quality at June 30, 2026 and 2025, respectively.

June 30, 2026:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$1,246	$88	$1,332	$-
Nonresidential real estate	191	-	191	-
	1,437	88	1,523	-
Loans collectively evaluated for impairment:
Residential real estate
One- to four-family			$238,699	$1,734
Multi-family			13,987	97
Construction			11,793	109
Land			1,866	-
Farm			1,756	9
Nonresidential real estate			32,652	233
Commercial and industrial			493	3
Consumer and other
Loans on deposits			488	-
Home equity			17,792	62
Automobile			122	1
Unsecured			514	9
			320,162	2,257
			$321,685	$2,257

June 30, 2025:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$1,720	$136	$1,856	$-
Nonresidential real estate	927	-	927	-
	2,647	136	2,783	-
Loans collectively evaluated for impairment:
Residential real estate
One- to four-family			$249,482	$1,690
Multi-family			15,505	86
Construction			9,314	70
Land			1,508	24
Farm			3,023	16
Nonresidential real estate			30,771	230
Commercial and industrial			691	7
Consumer and other
Loans on deposits			813	-
Home equity			14,643	36
Automobile			134	1
Unsecured			751	10
			326,635	2,170
			$329,418	$2,170

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

Schedule of Impaired Loans

The following table presents impaired loans by class of loans as of and for the years ended June 30, 2026 and 2025:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

June 30, 2026:

With no related allowance recorded:
Residential real estate
One- to four-family	$1,326	$-	$1,471	$50	$50
Nonresidential real estate	191	-	567	22	22
	$1,517	$-	$2,038	$72	$72

June 30, 2025:

With no related allowance recorded:
Residential real estate
One- to four-family	$1,856	$-	$1,873	$91	$91
Nonresidential real estate	927	-	1,181	38	38
	$2,783	$-	$3,054	$129	$129

Schedule of Table Presents the Recorded Investment in Nonaccrual and Loans

The following tables present the amortized cost basis of loans on nonaccrual status and loans past due over 89 days still accruing as of June 30, 2026 and 2025. The tables include loans acquired with deteriorated credit quality. At June 30, 2026, the table below includes approximately $88,000 of loans on nonaccrual and no loans past due over 89 days and still accruing of loans acquired with deteriorated credit quality, while at June 30, 2025, approximately $134,000 of loans on nonaccrual and no loans past due over 89 days and still accruing represent such loans. At both June 30, 2026 and 2025, there is $0 in allowance for credit loss for nonaccrual loans as the loans have been charged off to reflect the fair value of the underlying collateral.

	June 30, 2026		June 30, 2025
(in thousands)	Nonaccrual	Loans Past Due Over 89 Days Still Accruing	Nonaccrual	Loans Past Due Over 89 Days Still Accruing

Residential real estate
One- to four-family	$1,966	$291	$1,924	$592
Construction	-	-	291	-
Nonresidential real estate	191	-	927	-
Consumer and other
Unsecured	121	-	131	-
	$2,278	$291	$3,273	$592

Schedule of Principal Balance Outstanding in Past Due Loans	loans past due that were acquired with deteriorated credit quality.

June 30, 2026:

(in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$4,531	$1,857	$1,188	$7,576	$232,455	$240,031
Multi-family	101	-	-	101	13,886	13,987
Construction	-	1,660	-	1,660	10,133	11,793
Land	6	-	-	6	1,860	1,866
Farm	-	-	-	-	1,756	1,756
Nonresidential real estate	697	-	-	697	32,146	32,843
Commercial and industrial	-	-	-	-	493	493
Consumer and other
Loans on deposits	-	-	-	-	488	488
Home equity	-	-	-	-	17,792	17,792
Automobile	-	-	-	-	122	122
Unsecured	23		-	23	491	514
	$5,358	$3,517	$1,188	$10,063	$311,622	$321,685

June 30, 2025:

(in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$3,731	$687	$1,000	$5,418	$245,920	$251,338
Multi-family	-	246	-	246	15,259	15,505
Construction	127	-	291	418	8,896	9,314
Land	-	-	-	-	1,508	1,508
Farm	-	-	-	-	3,023	3,023
Nonresidential real estate	1,704	25	-	1,729	29,969	31,698
Commercial and industrial	-	-	-	-	691	691
Consumer and other
Loans on deposits	-	-	-	-	813	813
Home equity	-	-	-	-	14,643	14,643
Automobile	-	-	-	-	134	134
Unsecured	23		-	23	728	751
	$5,585	$958	$1,291	$7,834	$321,584	$329,418

As of June 30, 2026, and 2025, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2026:

(in thousands)	Pass	Special Mention	Substandard	Doubtful
Residential real estate
One- to four-family	$234,737	$735	$4,559	$-
Multi-family	13,748	-	239	-
Construction	11,666	-	127	-
Land	1,813	-	53	-
Farm	1,756	-	-	-
Nonresidential real estate	30,284	1,456	1,103	-
Commercial and industrial	493	-	-	-
Consumer and other
Loans on deposits	488	-	-	-
Home equity	17,792	-	-	-
Automobile	122	-	-	-
Unsecured	393	-	121	-
	$313,292	$2,191	$6,202	$-

June 30, 2025:

(in thousands)	Pass	Special Mention	Substandard	Doubtful
Residential real estate
One- to four-family	$246,533	$96	$4,709	$-
Multi-family	15,505	-	-	-
Construction	9,023	-	291	-
Land	1,480	-	28	-
Farm	3,023	-	-	-
Nonresidential real estate	30,195	576	927	-
Commercial and industrial	691	-	-	-
Consumer and other
Loans on deposits	813	-	-	-
Home equity	14,643	-	-	-
Automobile	134	-	-	-
Unsecured	620	-	131	-
	$322,660	$672	$6,086	$-

Schedule of Analysis Performed, the Risk Category of Loans by Class of Loans	As of June 30, 2026, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

							Revolving
(in thousands)	Term Loans Amortized Cost by Origination Fiscal Year						Loans Amortized
As of June 30, 2026	2026	2025	2024	2023	2022	Prior	Cost Basis	Total
Residential real estate:
One- to four-family
Risk Rating:
Pass	$25,109	$17,689	$25,393	$39,777	$32,922	$93,847	$-	$234,737
Special mention	-	-	-	61	-	674	-	735
Substandard	-	359	379	550	176	3,095	-	4,559
Doubtful	-	-	-	-	-	-	-	-
Total	$25,109	$18,048	$25,772	$40,388	$33,098	$97,616	$-	$240,031

Current period gross charge offs	$150	$-	$-	$-	$-	$-	$-	$150

Multi-family
Risk Rating:
Pass	$475	$776	$540	$5,356	$5,070	$1,531	$-	$13,748
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	239	-	-	-	239
Doubtful	-	-	-	-	-	-	-	-
Total	$475	$776	$540	$5,595	$5,070	$1,531	$-	$13,987

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Construction
Risk Rating:
Pass	$8,309	$3,344	$13	$-	$-	$-	$-	$11,666
Special mention	-	-	-	-	-	-	-	-
Substandard	-	127	-	-	-	-	-	127
Doubtful	-	-	-	-	-	-	-	-
Total	$8,309	$3,471	$13	$-	$-	$-	$-	$11,793

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Land
Risk Rating:
Pass	$742	$357	$317	$237	$132	$28	$-	$1,813
Special mention	-	-	-	-	-	-	-	-
Substandard	25	-	28	-	-	-	-	53
Doubtful	-	-	-	-	-	-	-	-
Total	$767	$357	$345	$237	$132	$28	$-	$1,866

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Farm
Risk Rating:
Pass	$-	$1,491	$-	$-	$-	$265	$-	$1,756
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$-	$1,491	$-	$-	$-	$265	$-	$1,756

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Nonresidential real estate
Risk Rating:
Pass	$7,256	$2,041	$3,110	$740	$2,286	$14,851	$-	$30,284
Special mention	1,456	-	-	-	-	-	-	1,456
Substandard	-	-	-	378	-	725	-	1,103
Doubtful	-	-	-	-	-	-	-	-
Total	$8,712	$2,041	$3,110	$1,118	$2,286	$15,576	$-	$32,843

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial and industrial
Risk Rating:
Pass	$286	$141	$19	$6	$-	$41	$-	$493
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$286	$141	$19	$6	$-	$41	$-	$493

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Share Loans
Risk Rating:
Pass	$17	$58	$42	$76	$-	$295	$-	$488
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$17	$58	$42	$76	$-	$295	$-	$488

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity
Risk Rating:
Pass	$-	$-	$-	$-	$-	$-	$17,792	$17,792
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$-	$-	$-	$-	$-	$-	$17,792	$17,792

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Auto
Risk Rating:
Pass	$83	$19	$17	$-	$3	$-	$-	$122
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$83	$19	$17	$-	$3	$-	$-	$122

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Unsecured
Risk Rating:
Pass	$218	$127	$36	$4	$4	$4	$-	$393
Special mention	-	-	-	-	-	-	-	-
Substandard	-	120	1	-	-	-	-	121
Doubtful	-	-	-	-	-	-	-	-
Total	$218	$247	$37	$4	$4	$4	$-	$514

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Schedule of ACL by Portfolio Segment

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2026 and 2025:

June 30, 2026:

(in thousands)	Beginning Balance June 30, 2025	Provision for (recovery of) credit losses on loans	Loans charged off	Recoveries	Credit Losses for Unfunded Liabilities	Ending balance
Residential real estate
One- to four-family	$1,690	$194	$(150)	$-	$-	$1734
Multi-family	86	11	-	-	-	97
Construction	70	(32)	-	-	-	38
Land	24	47	-	-	-	71
Farm	16	(7)	-	-	-	9
Nonresidential real estate	230	3	-	-	-	233
Commercial and industrial	7	(4)	-	-	-	3
Consumer and other
Loans on deposits	-	-	-	-	-	-
Home equity	36	26	-	-	-	62
Automobile	1	-	-	-	-	1
Unsecured	10	(1)	-	-	-	9
	$2,170	$237	$(150)	$-	$-	$2,257

June 30, 2025:

(in thousands)	Beginning Balance June 30, 2024	Provision for (recovery of) credit losses on loans	Loans charged off	Recoveries	Credit Losses for Unfunded Liabilities	Ending balance
Residential real estate
One- to four-family	$1,661	$29	$-	$-	$-	$1,690
Multi-family	100	(14)	-	-	-	86
Construction	122	(49)	-	-	(3)	70
Land	28	(4)	-	-	-	24
Farm	4	12	-	-	-	16
Nonresidential real estate	192	38	-	-	-	230
Commercial and industrial	3	4	-	-	-	7
Consumer and other
Loans on deposits	-	-	-	-	-	-
Home equity	14	15	-	7	-	36
Automobile	-	1	-	-	-	1
Unsecured	3	7	-	-	-	10
	$2,127	$39	$-	$7	$(3)	$2,170

Schedule of Purchased Loans	The carrying amount of those loans, net of a purchase credit discount of $20,000 and $25,000, at June 30, 2026 and 2025, respectively, was as follows:

(in thousands)	2026	2025
Residential real estate
One- to four-family	$88	$134

Schedule of Accretable Yield, or Income Expected to be Collected

Accretable yield, or income expected to be collected on loans purchased during fiscal year 2013, for the years ended June 30 was as follows:

(in thousands)	2026	2025
Balance at beginning of year	$227	$260
Accretion of income	(26)	(33)
Balance at end of year	$201	$227